Note 19 - Leases	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of leases [text block]
19	Leases

Leases as lessee

The Group leases administrative offices and a warehouse. The leases, which the Group normally enters into, typically run for a period of 3 to 6 years, with an option to renew the lease after that date. Three leases for the administrative offices expired in 2024 (South Africa and Zimbabwe) and one lease will expire in 2025 (Jersey, Channel Islands). Only one administrative office lease (South Africa) was renewed and expires in 2028. The warehouse lease entered in during 2024 expires in 2026.

Information about leases for which the Group is a lessee is presented below.

19.1	Amounts recognised in the statement of financial position

Right of use assets

Right of use assets related to leased properties are presented as part of property, plant and equipment (refer to note 18).

	2024	2023
Balance at January 1	156	295
Depreciation	(127)	(124)
Additions	265	–
Derecognition	(256)	–
Derecognition – accumulated depreciation	256	–
Foreign currency movement	(6)	(15)
Balance at December 31	288	156

Lease liabilities

	2024	2023
Balance at January 1	208	313
Additions to lease liability	265	67
Finance cost	10	22
Lease payments	(182)	(184)
Foreign currency movement	(7)	(10)
Balance at December 31	294	208

19.2	Amounts recognised in profit or loss

	2024	2023	2022
Finance cost on lease liabilities (note 15)	10	22	31
Unrealised foreign exchange gain (loss)	1	(5)	19
Depreciation (note 18)	127	124	137
	138	141	187

19	Leases (continued)

19.3	Amounts recognised in statement of cash flows

	2024	2023	2022
Total cash outflow for leases - principal	172	162	119
Total cash outflow for leases - finance cost	10	22	31
Total cash outflow for leases - payments	182	184	150

19.4	Maturity of lease liabilities

The maturity of lease liabilities are as follows as at December 31:

	2024	2023
Less than one year	121	175
One to two years	82	42
Two to three years	73	–
Three to four years	79	–
Total lease payments	355	217
Finance cost	(61)	(9)
Present value of lease liabilities	294	208